Summary of Significant Accounting Policies - Concentration and risks (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Concentration and risks
Revenues	$ 164,768,953	$ 233,408,923
Accounts receivable, net	31,450,765		$ 28,127,346
Sales and marketing expenses	130,523,018	208,434,709
Accounts payable	50,245,783		$ 76,125,973
Customer concentration risk | Revenue | Company A
Concentration and risks
Revenues	$ 51,491,841
Concentration risk (as a percent)	31.25%
Customer concentration risk | Revenue | Company B
Concentration and risks
Revenues	$ 47,918,394	$ 57,697,809
Concentration risk (as a percent)	29.08%	24.72%
Customer concentration risk | Accounts receivables | Company A
Concentration and risks
Concentration risk (as a percent)	33.10%		39.47%
Accounts receivable, net	$ 10,800,500		$ 11,559,398
Customer concentration risk | Accounts receivables | Company B
Concentration and risks
Concentration risk (as a percent)	27.53%		25.60%
Accounts receivable, net	$ 8,984,343		$ 7,498,563
Vendor concentration risk | Sales and marketing expenses | Company E
Concentration and risks
Concentration risk (as a percent)	11.26%
Sales and marketing expenses	$ 14,692,089
Vendor concentration risk | Sales and marketing expenses | Company C
Concentration and risks
Concentration risk (as a percent)		13.66%
Sales and marketing expenses		$ 28,470,964
Vendor concentration risk | Sales and marketing expenses | Company D
Concentration and risks
Concentration risk (as a percent)	12.04%
Sales and marketing expenses	$ 15,719,126
Vendor concentration risk | Accounts payable | Company E
Concentration and risks
Concentration risk (as a percent)	15.75%		21.11%
Accounts payable	$ 7,915,959		$ 16,072,255
Vendor concentration risk | Accounts payable | Company C
Concentration and risks
Concentration risk (as a percent)			12.43%
Accounts payable			$ 9,461,038
Vendor concentration risk | Accounts payable | Company F
Concentration and risks
Concentration risk (as a percent)			10.00%
Accounts payable			$ 7,604,056
Vendor concentration risk | Accounts payable | Company G
Concentration and risks
Concentration risk (as a percent)	18.56%
Accounts payable	$ 9,324,356
Vendor concentration risk | Accounts payable | Company D
Concentration and risks
Concentration risk (as a percent)	13.49%
Accounts payable	$ 6,778,899